Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

21. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) of which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiaries exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

Share of income of subsidiaries on the Condensed Balance Sheets is comprised of the Parent Company’s net investment in its subsidiaries under the equity method of accounting.

As mentioned in Note 15, effective June 6, 2024, with the approval of the shareholders, the Company executed a forward stock split of its issued and unissued ordinary shares at a ratio of four-for-one. Each of the pre-split shares with a par value of $0.0001 has been converted into four post-split shares with a par value of $0.000025 per share. As a result of the stock split, the authorized share capital of the Company has become 2,000,000,000 shares with a par value of $0.000025 per share.

On March 24, 2026, the shareholders of the Company adopted certain resolutions to approve the Share Reclassification. As a result, all of the issued and unissued ordinary shares of a par value of US$0.000025 each in the capital of the Company were re-designated and reclassified in the following manner: (i) that 40,000,000 issued ordinary shares of a par value of US$0.000025 each held by Securingium Holding Limited were re-designated and reclassified as 40,000,000 Class B ordinary shares of a par value of US$0.000025 each; (ii) that each remaining issued ordinary share of a par value of US$0.000025 each was re-designated and reclassified as one issued Class A ordinary share of a par value of US$0.000025 each; (iii) that 60,000,000 authorized but unissued ordinary shares of a par value of US$0.000025 each were re-designated and reclassified as 60,000,000 authorized but unissued Class B ordinary shares of a par value of US$0.000025 each; (iv) that each remaining authorized but unissued ordinary share of a par value of US$0.000025 each was re-designated and reclassified as one authorized but unissued Class A ordinary share of a par value of US$0.000025 each; and (v) that, as a consequence of the Share Reclassification, the authorized share capital of the Company was altered from US$50,000 divided into 2,000,000,000 ordinary shares of a nominal or par value of US$0.000025 each, to US$50,000 divided into 2,000,000,000 ordinary shares of a par value of US$0.000025 each, comprising (1) 1,900,000,000 Class A ordinary shares of a par value of US$0.000025 each and (2) 100,000,000 Class B ordinary shares of a par value of US$0.000025 each. The above Share Reclassification is part of the Company’s recapitalization, which was accounted for on a retroactively basis as if the transaction occurred at the beginning of the period presented pursuant to ASC 260. All Class A ordinary shares and Class B ordinary shares and per share data for all periods have been retroactively restated accordingly.

Condensed Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash	153	15,627	2,235
Total current assets	153	15,627	2,235

Non-current assets:
Investment in subsidiaries	283,952	216,526	30,957
Other receivables	-	23,392	3,345
Deferred IPO expenses	2,571	-	-
Total non-current assets	286,523	239,918	34,302
Total assets	286,676	255,545	36,537

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable	-	130	19
Accrued expenses and other liabilities	2,571	-	-
Amount due to related parties	146	-	-
Due to subsidiaries	-	5,567	796
Total liabilities	2,717	5,697	815

Commitments and contingencies
Shareholders’ equity:
Class A ordinary shares (US$0.000025 par value; 1,900,000,000 shares authorized; 5,666,376 and 7,391,376 shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	1	1	-
Class B ordinary shares (US$0.000025 par value; 100,000,000 shares authorized; 40,000,000 and 40,000,000shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	7	7	1
Additional paid-in capital	203,150	240,752	34,427
Statutory reserve	32,647	32,647	4,668
Retained earnings (deficit)	48,151	(21,633)	(3,099)
Accumulated other comprehensive income	3	(1,926)	(275)
Total shareholders’ equity	283,959	249,848	35,722
Total liabilities and shareholders’ equity	286,676	255,545	36,537

*	As of December 31, 2025, share reclassification was retroactively restated with effective date of March 24, 2026.

Condensed Statements of Comprehensive Income (loss)

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Operating costs and expenses:
Selling, general and administrative	-	(2)	(2,358)	(339)
Operating income
Share of income of subsidiaries	31,457	11,313	(67,426)	(9,643)
Net income	31,457	11,311	(69,784)	(9,982)
Other comprehensive income (loss)
Foreign currency translation adjustment	—	3	(1,929)	(275)
Total comprehensive income (loss)	31,457	11,314	(71,713)	(10,257)

Condensed Statements of Cash Flows

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income (loss)	31,457	11,311	(69,784)	(9,982)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amount due to subsidiary	-	-	90	13
Other receivables	-	-	(23,393)	(3,345)
Accounts payable	-	-	130	19
Accrued expenses and other liabilities	-	2,571	-	-
Amount due to related parties	-	146	(146)	(20)
Equity in of subsidiaries	(31,457)	(11,313)	67,426	9,643
Net cash provided by (used in) operating activities	-	2,715	(25,677)	(3,672)

Cash flows from financing activities:
Proceeds from shareholder	9	-	43,080	6,160
Deferred IPO expenses	-	(2,571)	-	-
Net cash used in (provided by) financing activities	9	(2,571)	43,080	6,160

Effect of exchange rate changes on cash	-	-	(1,929)	(275)
Net increase in cash	9	144	15,474	2,213
Cash, beginning of year	-	9	153	22
Cash, end of year	9	153	15,627	2,235